11 Investments (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of associates [line items]
Net profit (loss) for the year		R$ (2,640,398)	R$ 2,868,185	R$ 3,915,771
Equity		R$ 3,944,706	5,654,670	5,472,800	R$ 1,720,710
RPR [Member]
Disclosure of associates [line items]
Investment name		RPR
Interest in total and voting capital (%)	[1]	33.20%
Net profit (loss) for the year	[1]	R$ 29,687	6,358	106,109
Equity	[1]	R$ 93,025	99,672
Odebrecht Comercializadora de Energia S.A. ("OCE") [Member]
Disclosure of associates [line items]
Investment name		Odebrecht Comercializadora de Energia S.A. ("OCE")
Net profit (loss) for the year	[2]		(48)	(543)
Borealis [Member]
Disclosure of associates [line items]
Investment name		Borealis
Interest in total and voting capital (%)	[3]	20.00%
Net profit (loss) for the year	[3]	R$ 17,622	(2,900)	R$ 17,752
Equity	[3]	R$ 164,086	R$ 163,884

[1]	RPR - its main activities are the refine, processing and sale and import of oil, its byproducts and correlated products.
[2]	Terminated in June 2018.
[3]	Borealis - its main activities are the production and commercialization of petrochemical byproducts and correlated products.